Earnings (Losses) Per Share (Details) - Schedule of computation of basic and diluted net earnings per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of computation of basic and diluted net earnings per share [Abstract]
Net income (loss) (in Dollars)	$ (14,626)	$ 743
Denominator for basic earnings (losses) per share	40,817,593	35,547,223
Share options, warrants and restricted share units		1,042,807
Denominator for diluted earnings (losses) per share	40,817,593	36,590,030
Basic and diluted earnings (losses) per share (in Dollars per share)	$ (0.36)	$ 0.02